Lease	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Lease
18.
LEASE
Operating Leases
The Company entered into various operating lease agreements which consist of real property and office equipment with lease periods expiring between fiscal years 2020 and 2027.
Future minimum lease payments under the operating leases as of December 31, 2019, were as follows:

Operating Lease Obligations
Fiscal Year:
2020	$3,321
2021	2,652
2022	1,458
2023	1,087
2024	732
2025 and thereafter	51

Total	9,301
Less imputed interest	634

Present value of net future minimum lease payments	8,667
Less operating lease liabilities-current	3,046

Long-term operating lease liabilities	$5,621

Operating lease expense for the years ended December 31, 2017, 2018 and 2019 of US$3,131 thousand, US$3,933 thousand, and US$4,775 thousand, respectively. For the supplemental cash flow information related to lease, the cash paid for amounts included in the measurement of operating lease liabilities was US$3,233 thousand for the year ended December 31, 2019.